Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	6 Months Ended
Jun. 30, 2022 economic_scenario
Report Of The Directors Financial Review Risk Report [Abstract]
Number of economic scenarios to calculate ECL	5
Number of standard economic scenarios to calculate ECL	4
Number of economic scenarios drawn from consensus forecasts and distributional estimates	3